Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share- based payments	Capital reserve from hedging	Capital reserve from transactions with related parties	Capital Reserve From Transactions With Non-Controlling Interest [Member]	Accumulated loss	Parent	Non- controlling interests	Total
Balance at Dec. 31, 2020		$ 118,909	$ 29,984	$ 8,115		$ 761	$ (859)	$ (77,521)	$ 79,389	$ 363	$ 79,752
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		540							540		540
Exercise of warrants		3,167	(1,967)						1,200		1,200
Share-based payments		1,335		747					2,082		2,082
Total transactions with owners of the Company		5,042	(1,967)	747					3,822		3,822
Loss for the year								(18,384)	(18,384)	(84)	(18,468)
Balance at Dec. 31, 2021		123,951	28,017	8,862		761	(859)	(95,905)	64,827	279	65,106
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,346							1,346		1,346
Share-based payments		1,110		1,302					2,412		2,412
Total transactions with owners of the Company		2,456		1,302					3,758		3,758
Loss for the year								(21,668)	(21,668)	(92)	(21,760)
Other comprehensive profit and loss for the period					(6)				(6)		(6)
Balance at Dec. 31, 2022		126,407	28,017	10,164	(6)	761	(859)	(117,573)	46,911	187	47,098
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,045	450						1,495		1,495
ADS issued in connection with the purchase of a subsidiary (see Note 5C)		3,781							3,781		3,781
Share-based payments		1,951		(76)					1,875		1,875
Total transactions with owners of the Company		6,777	450	(76)					7,151		7,151
Loss for the year								(19,880)	(19,880)	(97)	(19,977)
Other comprehensive profit and loss for the period					25				25		25
Balance at Dec. 31, 2023		$ 133,184	$ 28,467	$ 10,088	$ 19	$ 761	$ (859)	$ (137,453)	$ 34,207	$ 90	$ 34,297